Shareholder Report, Holdings (Details) - Cargile Fund Shares	Jun. 30, 2025
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.52%
Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	31.48%
Goldman Sachs Financial Square Government Fund Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	81.09%
Vanguard 500 Index Fund ETF Shares
Holdings [Line Items]
Percent of Net Asset Value	49.89%
ProShares Ultra S&P500®
Holdings [Line Items]
Percent of Net Asset Value	18.63%